Segment Reporting (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	$ 10,497,312	$ 12,398,512	$ 25,624,112
Supplier A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	3,031,310	2,403,309	6,655,740
Supplier B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	2,879,110		5,424,342
Supplier C [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount		1,530,429	4,083,924
Supplier D [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount			3,023,297
Supplier E [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount		1,714,468
Supplier F [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount		1,684,743
Supplier G [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	1,684,910
Other suppliers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	$ 2,901,982	$ 5,065,563	$ 6,436,809